Average Annual Total Returns - FidelityFreedomBlendFunds-K6ComboPRO - FidelityFreedomBlendFunds-K6ComboPRO - Fidelity Freedom Blend 2035 Fund	May 30, 2023
Fidelity Freedom Blend 2035 Fund - Class K6 | Return Before Taxes
Average Annual Return:
Past 1 year	(18.17%)
Since Inception	4.73%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Since Inception	8.55%	[1]
F0552
Average Annual Return:
Past 1 year	(17.53%)
Since Inception	4.46%	[1]

[1]	A From August 31, 2018